Federated Prime Cash Obligations Fund
A Portfolio of Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER PCOXX)
SERVICE SHARES (TICKER PRCXX)
CAPITAL SHARES (TICKER PCCXX)

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED SEPTEMBER 30, 2014
Effective on June 2, 2015, the Fund will offer Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares by separate Prospectuses. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the Automated Shares, Cash II Shares, Cash Series Shares, Class R Shares and Trust Shares.
June 2, 2015
Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452654 (6/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.